UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                       Date of fiscal year end: October 31, 2004

              Date of reporting period: July 31, 2004

Item 1.  Schedule of Investments


------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JULY, 31, 2004
------------------------------------------------------------------------------

                                    SECURITY
    SHARES                       DESCRIPTION                        VALUE
---------------  ---------------------------------------------  --------------

COMMON STOCK - 99.5%

AGRICULTURAL PRODUCTION/CROPS - 2.8%
        19,900   Delta and Pine Land Co.                         $    446,755
                                                                --------------

BUSINESS SERVICES - 5.1%
        35,800   Cendant Corp.                                        819,104
                                                                --------------

BROADCASTING - 3.5%
        21,000   Fox Entertainment Group, Inc. - Class A +            567,630
                                                                --------------

DATA PROCESSING/MANAGEMENT - 2.8%
        14,600   SEI Investments Co.                                  447,782
                                                                --------------

DOMESTIC DEPOSITORY INSTITUTIONS - 17.2%
        30,000   Bank Mutual Corp.                                    338,400
        20,000   Brookline Bancorp, Inc.                              284,600
        10,400   Commerce Bancorp, Inc.                               523,536
        11,000   Fidelity Bankshares, Inc.                            376,090
         8,000   FirstFed Financial Corp. +                           362,480
        25,000   Heritage Commerce Corp. +                            363,750
        16,200   IndyMac Bancorp, Inc.                                538,164
                                                                --------------
                                                                --------------
                                                                    2,787,020
                                                                --------------
DRUGS/PHARMACEUTICAL PREPARATIONS - 19.9%
        26,500   Endo Pharmaceuticals Holdings +                      508,800
        52,500   King Pharmaceuticals, Inc. +                         592,725
        35,000   Mylan Laboratories, Inc.                             518,700
        19,400   Pfizer, Inc.                                         620,024
        26,000   Par Pharmaceutical Cos., Inc. +                      978,640
                                                                --------------
                                                                --------------
                                                                     3,218,889
                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT
AND RELATED SERVICES - 10.5%
        40,000   Omnicell, Inc.                                       584,000
        32,000   Pharmaceutical Product Development +               1,121,920
                                                                --------------
                                                                --------------
                                                                     1,705,920
                                                                --------------
HOME FURNITURE, FURNISHINGS AND EQUIPMENT STORES - 2.8%
        13,600   Cost Plus, Inc. +                                    455,056
                                                                --------------

HOTELS, ROOMING HOUSES, CAMPS AND OTHER
LODGING PLACES - 1.6%
       125,000   Jameson Inns, Inc. +                                 255,000
                                                                --------------

INSURANCE CARRIERS - 10.7%
        17,600   Fidelity National Financial, Inc.                    638,000
        20,000   First American Corp.                                 537,200
        55,000   Quanta Capital Holdings +                            552,750
                                                                --------------
                                                                --------------
                                                                    1,727,950
                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.8%
        15,000   Biosite, Inc. +                                      662,850
        14,800   Boston Scientific Corp. +                            566,248
        36,600   Illumina, Inc. +                                     188,490
                                                                --------------
                                                                    1,417,588
                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.4%
        20,000   Leapfrog Enterprises, Inc. +                         396,000
                                                                --------------

NONDEPOSITORY CREDIT INSTITUTIONS - 9.1%
         5,300   Capital One Financial Corp.                          367,396
         9,000   Countrywide Financial Corp.                          648,900
        29,100   Fieldstone Investment Corp. *                        458,325
                                                                --------------
                                                                    1,474,621
                                                                --------------

WHOLESALE TRADE - NONDURABLE GOODS - 2.3%
        23,000   Hain Celestial Group, Inc. +                         380,190
                                                                --------------

TOTAL COMMON STOCK (COST $14,486,258)                              16,099,505
                                                                --------------

REAL ESTATE INVESTMENT TRUST - 1.2%
        17,600   Luminent Mortgage Capital, Inc.                      188,850
                                                                --------------
TOTAL REAL ESTATE INVESTMENT TRUST (COST $264,000)                    188,850
                                                                --------------

TOTAL INVESTMENTS IN SECURITIES - 100.7%
(COST $14,750,258)                                               $ 16,288,355
Other Assets & Liabilities, Net - (0.7)%                             (108,989)
                                                                --------------
                                                                --------------
TOTAL NET ASSETS - 100.0%                                        $ 16,179,366
                                                                ==============


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+ Non-income producing security.
* Restricted security priced at fair value as determined by the Trust's Valuation Committee pursuant to the Trust's valuation procedures. At July 31, 2004, the value of securities amounted to $458,325, which represents 2.8% of Net Assets.





See Notes to Financial Statements.

Item 2. Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Forum Funds

By:     /s/ David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   9/28/04
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   9/28/04
        __________________________


By:     /s/ Stacey E. Hong
        __________________________
         Stacey E. Hong, Treasurer

Date:   9/28/04
        __________________________